Income Taxes (Composition of Taxes on Income from Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ 97	$ 152
Income tax expense	128	185
Canada
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	26	25
Deferred income taxes	93	122
Operating loss carry forwards	(93)	(94)
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	5	8
Deferred income taxes	128	252
Investment tax credits	(29)	(7)
Operating loss carry forwards	$ (2)	$ (121)